Offerings - Offering: 1	Nov. 10, 2025 USD ($) shares
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	Class A Common stock, par value $0.0001 per share
Amount Registered | shares	2,000,000
Proposed Maximum Offering Price per Unit	10.00
Maximum Aggregate Offering Price	$ 20,000,000.00
Fee Rate	0.01381%
Amount of Registration Fee	$ 2,762.00
Offering Note	(1) This Registration Statement covers shares of Class A common stock, $0.0001 par value per share, of Bakkt Holdings, Inc., or the Company, that may be issued pursuant to the Company's Option Award Agreements (the "Option Program"). Pursuant to Rule 416(a) of the Securities Act of 1933, as amended (the "Securities Act"), this Registration Statement also covers any additional shares that may become issuable under the Option Program by reason of any substitutions or adjustments to shares to account for any change in corporate capitalization, such as a merger, consolidation, reorganization, recapitalization, separation, partial or complete liquidation, stock dividend, stock split, reverse stock split, split up, spin-off or other distribution of stock or property of the Company, combination or exchange of shares, dividend in kind or other like change in capital structure. Additionally, to the extent that any awards granted under the Option Program are forfeited or cancelled in accordance with the terms of the Option Program prior to vesting or being exercised, such shares will be reacquired by the Company and will again be available for issuance by the Company, pursuant to the terms of the Option Program. (2) Estimated solely for purposes of calculating the registration fee in accordance with Rule 457(h) under the Securities Act. The proposed maximum offering price per share and the proposed maximum aggregate offering price are based upon $10.00, which is the weighted-average exercise price for stock options outstanding under the Option Program as of November 10, 2025, which is the date of this Registration Statement.